UNITED STATES SECURITIES AND EXCHANGE COMMISSION WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02924
LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.
(Exact name of registrant as specified in charter)
90 Hudson Street, Jersey City,		NJ 07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	6/30

Date of reporting period:	3/31/2005

Item 1:   Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT

SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

March 31, 2005

Investments	Interest Rate	Maturity Date	Rating	Principal Amount (000)	Amortized Cost
GOVERNMENT SPONSORED ENTERPRISES SECURITIES 94.30%

Federal Home Loan Bank	2.30%	4/1/2005	A-1+	$130,000	$130,000,000
Federal Home Loan Bank	2.54%	4/20/2005	A-1+	100,000	99,865,944
Federal Home Loan Mortgage Corp.	2.72%	5/4/2005	A-1+	50,000	49,875,333
Federal National Mortgage Assoc.	2.71%	5/2/2005	A-1+	50,000	49,883,320
Total					329,624,597

SHORT-TERM INVESTMENT 4.70%

Repurchase Agreement 4.70%

Repurchase Agreement dated 3/31/2005, 2.22% due 4/1/2005 with State Street Bank & Trust Co. collateralized by $17,025,000 of Federal National Mortgage Assoc. at 3.50% due 1/28/2008; value: $16,769,625; proceeds: $16,441,341				16,440	16,440,327
Total Investments in Securities 99.00%					346,064,924	*
Other Assets in Excess of Liabilities 1.00%					3,484,003
Net Assets 100.00%					$349,548,927

*      Cost for federal income tax purposes is $346,064,924.  Average maturity of investments: 16 days.

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett U.S. Government & Government Sponsored Enterprises Money Market Fund, Inc. (the “Fund”), is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on May 9, 1979.

The investment objective of the Fund is to seek high current income and preservation of capital through investments in high quality, short-term, liquid securities.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation–The Fund values securities utilizing the amortized cost method, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Securities purchased at face value are valued at cost, which approximates market value.

(b)         Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3.              INVESTMENT RISKS

The Fund’s yield may vary in response to changes in interest rates and other market factors.

The Fund generally invests a substantial portion of its assets in money market securities issued by various government sponsored enterprises such as Federal Home Loan Mortgage Corporation and Federal National Mortgage Association. Such securities are not guaranteed by the U.S. Government, but are supported only by the credit of the particular government sponsored enterprises involved, and the discretionary authority of the U.S. Treasury to purchase the enterprise obligations. There is no assurance that the U.S. Government will provide financial support to such enterprises.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corp. or any other government agency. Although the Fund seeks to preserve the value of an investment at $1.00 per share, it is possible to lose money by investing in the Fund.

These factors can affect Fund performance.

Item 2:                                  Controls and Procedures.

(a)          Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s third fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:                             Exhibits.

(i)                                     Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT U.S. GOVERNMENT & GOVERNMENT SPONSORED ENTERPRISES MONEY MARKET FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 25, 2005